UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03450

Name of Fund: BlackRock Focus Value Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Focus Value Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock Focus Value Fund, Inc.

Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

Above-Average Yield - 8.3%

Capital Markets - 2.0%	The Bank of New York Mellon Corp.	116,600	$3,380,234

Industrial Conglomerates - 2.2%	Tyco International Ltd.	109,050	3,760,044

Semiconductors & Semiconductor Equipment - 1.9%	Maxim Integrated Products, Inc.	177,000	3,210,780

Specialty Retail - 2.2%	Limited Brands, Inc.	220,000	3,737,800

	Total Above-Average Yield		14,088,858

Discount to Assets - 6.9%

Diversified Telecommunication Services - 2.7%	Verizon Communications, Inc.	150,300	4,549,581

Hotels, Restaurants & Leisure - 1.2%	Carnival Corp.	63,000	2,096,640

Oil, Gas & Consumable Fuels - 3.0%	Anadarko Petroleum Corp.	80,500	5,049,765

	Total Discount to Assets		11,695,986

Earnings Turnaround - 32.5%

Aerospace & Defense - 2.5%	Honeywell International, Inc.	115,500	4,290,825

Capital Markets - 2.3%	Morgan Stanley	128,500	3,968,080

Commercial Banks - 2.8%	Wells Fargo & Co.	168,000	4,734,240

Energy Equipment & Services - 2.7%	Halliburton Co.	166,600	4,518,192

Food Products - 2.7%	Kraft Foods, Inc.	55,000	1,444,850
	Unilever NV - ADR	103,500	2,987,010

			4,431,860

Metals & Mining - 1.9%	Nucor Corp.	67,900	3,191,979

Oil, Gas & Consumable Fuels - 2.0%	Peabody Energy Corp.	91,700	3,413,074

Pharmaceuticals - 5.5%	Bristol-Myers Squibb Co.	227,900	5,132,308
	Schering-Plough Corp.	152,500	4,308,125

			9,440,433

Semiconductors & Semiconductor Equipment - 10.1%	Analog Devices, Inc.	140,600	3,877,748
	Applied Materials, Inc.	291,000	3,899,400
	LSI Corp. (a)	1,056,600	5,800,734
	Micron Technology, Inc. (a)	436,500	3,579,300

			17,157,182

	Total Earnings Turnaround		55,145,865

Financial Restructuring - 0.0%

Semiconductors & Semiconductor Equipment - 0.0%	Legacy Holdings, Inc. (a)	1,500	5

	Total Financial Restructuring		5

Operational Restructuring - 15.3%

Aerospace & Defense - 1.7%	Raytheon Co.	60,600	2,906,982

Chemicals - 2.4%	E.I. du Pont de Nemours & Co.	125,000	4,017,500

Computers & Peripherals - 2.9%	Hewlett-Packard Co.	104,000	4,909,840

Diversified Financial Services - 3.0%	JPMorgan Chase & Co.	116,400	5,100,648

Food & Staples Retailing - 2.2%	Walgreen Co.	98,500	3,690,795

Health Care Equipment & Supplies - 1.2%	Covidien Plc	45,600	1,972,656

Household Products - 1.9%	Kimberly-Clark Corp.	55,500	3,273,390

	Total Operational Restructuring		25,871,811

1

BlackRock Focus Value Fund, Inc.

Schedule of Investments as of September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

Price-to-Cash Flow - 1.5%

Health Care Providers & Services - 1.5%	Coventry Health Care, Inc. (a)	124,500	$2,485,020

	Total Price-to-Cash Flow		2,485,020

Price-to-Earnings Per Share - 31.1%

Diversified Telecommunication Services - 3.0%	Qwest Communications International Inc. (b)	1,324,000	5,044,440

Energy Equipment & Services - 5.0%	Noble Corp.	91,500	3,473,340
	Weatherford International Ltd. (a)	247,300	5,126,529

			8,599,869

Insurance - 9.5%	ACE Ltd.	97,000	5,185,620
	MetLife, Inc.	123,500	4,701,645
	The Travelers Cos., Inc.	123,200	6,065,136

			15,952,401

Media - 9.0%	CBS Corp., Class B	310,000	3,735,500
	Time Warner, Inc.	162,066	4,664,259
	Viacom, Inc., Class B (a)	242,300	6,794,092

			15,193,851

Oil, Gas & Consumable Fuels - 2.4%	Chevron Corp.	58,000	4,084,940

Software - 2.2%	Electronic Arts, Inc. (a)	197,000	3,752,850

	Total Price-to-Earnings Per Share		52,628,351

Special Situations - 2.7%

Capital Markets - 2.7%	Invesco Ltd. - ADR	201,000	4,574,780

	Total Special Situations		4,574,780

	Total Common Stocks - 98.3%		166,490,676

	Other Interests (c)	Beneficial Interest (000)

Financial Restructuring - 0.0%

Oil, Gas & Consumable Fuels - 0.0%	WRT Energy Corp. (Litigation Trust Certificates) (a)(d)	$1,981	—

	Total Other Interests - 0.0%		—

	Total Long-Term Investments (Cost - $141,373,713) - 98.3%		166,490,676

	Short-Term Securities	Shares

	BlackRock Liquidity Funds, TempCash, 0.28% (e)(f)	2,956,212	2,956,212

		Beneficial Interest (000)

	BlackRock Liquidity Series, LLC Money Market Series, 0.29% (e)(f)(g)	$4,600	4,600,000

	Total Short-Term Securities (Cost - $7,556,212) - 4.5%		7,556,212

	Total Investments (Cost - $148,929,925*) - 102.8%		174,046,888
	Liabilities in Excess of Other Assets - (2.8)%		(4,655,006)

	Net Assets - 100.0%		$169,391,882

2

BlackRock Focus Value Fund, Inc.

Schedule of Investments as of September 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$151,566,155

Gross unrealized appreciation	$28,974,288
Gross unrealized depreciation	(6,493,555)

Net unrealized appreciation	$22,480,733

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(d)	Restricted security as to resale, representing 0.0% of net assets were as follows:

Issue	Acquisition Date	Cost	Value

WRT Energy Corp. (Litigation Trust Certificates)	7/10/97	$202,416	$—

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash	594,421	$2,655
BlackRock Liquidity Series, LLC Money Market Series	$(575,000)	$3,900

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash proceeds from securities loans.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Portfolio Abbreviations:

	ADR	American Depositary Receipts

3

BlackRock Focus Value Fund, Inc.

Schedule of Investments September 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$166,490,676
Short-Term Securities	2,956,212

Total Level 1	169,446,888

Level 2 - Short-Term Securities	4,600,000
Level 3	—

Total	$174,046,888

[1]	See above Schedule of Investments for values in each industry.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Value Fund, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Focus Value Fund, Inc.

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Focus Value Fund, Inc.

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Value Fund, Inc.

Date: November 20, 2009